Impaired Loans Where Bank is Probable that it will not Collect all Amounts due According to Original Contractual Terms of Loans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	₨ 82,979.7		₨ 52,982.7	$ 1,279.6
Unpaid principal balance	82,979.7		52,982.7	1,279.6
Related specific allowance	45,730.1		31,008.1	705.2
Average recorded investments	67,981.4	$ 1,048.3	46,154.0
Finance receivable on non-accrual status	82,979.7		48,691.4	$ 1,279.6
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	6,105.6		4,494.5
Unpaid principal balance	6,105.6		4,494.5
Related specific allowance	2,792.9		2,101.1
Average recorded investments	5,300.1		3,606.6
Finance receivable on non-accrual status	6,105.6		4,494.5
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	6,467.4		4,441.6
Unpaid principal balance	6,467.4		4,441.6
Related specific allowance	4,040.0		2,638.6
Average recorded investments	5,454.5		3,545.0
Finance receivable on non-accrual status	6,467.4		4,441.6
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	21,060.1		15,486.0
Unpaid principal balance	21,060.1		15,486.0
Related specific allowance	15,278.4		10,617.5
Average recorded investments	18,273.1		12,749.3
Finance receivable on non-accrual status	21,060.1		15,485.5
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	6,086.6		5,150.7
Unpaid principal balance	6,086.6		5,150.7
Related specific allowance	4,398.5		3,876.7
Average recorded investments	5,618.7		5,355.1
Finance receivable on non-accrual status	6,086.6		5,150.7
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	1,678.2		1,068.6
Unpaid principal balance	1,678.2		1,068.6
Related specific allowance	739.3		410.4
Average recorded investments	1,373.4		655.7
Finance receivable on non-accrual status	1,678.2		1,068.6
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	11,306.1		6,781.6
Unpaid principal balance	11,306.1		6,781.6
Related specific allowance	6,767.5		3,950.4
Average recorded investments	9,043.9		5,717.6
Finance receivable on non-accrual status	11,306.1		6,781.6
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	30,275.7		15,559.7
Unpaid principal balance	30,275.7		15,559.7
Related specific allowance	11,713.5		7,413.4
Average recorded investments	22,917.7		14,524.7
Finance receivable on non-accrual status	₨ 30,275.7		₨ 11,268.9